COMMITMENTS AND CONTINGENCIES	12 Months Ended
Dec. 31, 2022
COMMITMENTS AND CONTINGENCIES
COMMITMENTS AND CONTINGENCIES

33.    COMMITMENTS AND CONTINGENCIES

Capital commitments – As of December 31, 2022 and 2021, the Group had entered into purchase agreements of approximately RUB 25,369 and 67,614 million to acquire property, plant and equipment, intangible assets and costs related thereto.

Taxation – Management believes that it has adequately provided for tax liabilities in the accompanying condensed consolidated financial statements. However, the risk remains that the relevant tax authorities could take different positions with regard to interpretive issues and the effect could be significant.

The Group estimates the following contingent liabilities in respect of additional tax settlements:

	December 31,
	2022	2021
Contingent liabilities for additional taxes other than income tax	498	860
Contingent liabilities for additional income taxes	1,222	1,132

Licenses – Management believes that as of December 31, 2022 the Group complied with conditions of the licenses used.

Litigation – In the ordinary course of business, the Group is party to various legal, tax and customs proceedings, and subject to claims, some of which relate to developing markets and evolving fiscal and regulatory environments within MTS’s markets of operation.

Litigation related to operations in Turkmenistan - In September 2017, the Group’s subsidiary in Turkmenistan MTS Turkmenistan or MTS-TM, suspended the provision of telecommunication services to its subscribers, due to the termination by Turkmen state-owned companies and state authorities of line rental, frequency allocation, interconnect, and other agreements necessary to provide telecommunication services. The license for the provision of telecommunication services on the territory of Turkmenistan was valid until July 2018.

In July 2018, the Group filed a Request for Arbitration against the Sovereign State of Turkmenistan with the World Bank’s International Center for Settlement of Investments Disputes (“ICSID”) in order to protect its legal rights and investments in Turkmenistan. As of December 31, 2022 the case is pending.

Antimonopoly proceedings – In August 2018, the Federal Antimonopoly Service of Russia (“FAS Russia”) charged MTS and other federal operators with violation of antimonopoly laws in respect to establishing discriminatory terms and conditions for bulk SMS pricing for the banks with state-owned equity interest as compared to the terms and conditions for other banks and later – with establishing unreasonably high bulk SMS prices. In May 2019, FAS Russia considered that MTS had breached the provisions of antimonopoly laws in respect to establishing discriminatory terms and conditions for bulk SMS pricing and charging unreasonably high bulk SMS prices, prescribing MTS to cease its violations. MTS contested the decision and the prescription of FAS Russia, however courts at different levels upheld the position of FAS Russia. In August 2021, the Group paid the fine imposed by FAS Russia in full amount of RUB 189 million.

In 2021, certain financial institutions in Russia initiated litigations against the Group, claiming reimbursement for losses incurred in connection with violation of antimonopoly laws in respect to establishing unreasonably high bulk SMS prices. The arbitration courts at three levels have dismissed all the claims in full. It’s currently impossible to predict the possibility or outcome of new litigations on violation of antimonopoly laws in respect to establishing unreasonably high bulk SMS prices. Management of the Group believes that as of December 31, 2022 it has adequately provided for claims related to antimonopoly proceedings.

Potential adverse effects of economic volatility and sanctions in Russia – In February 2022, following the conflict between Russia and Ukraine, the EU, US, UK and certain other countries have imposed significant new sanctions and export controls on Russian and Belarusian persons and entities. These sanctions resulted in reduced access of the Russian businesses to international capital and some export markets, volatility of the Russian ruble, rise of inflation, decline in capitals markets, restrictions targeting several major Russian financial institutions and the Central Bank of Russia (“CBR”), a number of companies and individuals, technology export controls and other negative economic consequences (see Note 34).

On February 28, 2022, trading on the Moscow Exchange in all equity securities was suspended (including MTS PJSC ordinary shares), with the suspension later extended to March 28. Also on February 28, the New York Stock Exchange halted trading in the Company’s American depositary shares (“ADSs”) and those of certain other Russian companies.

Developments relating to these matters are highly unpredictable, occur swiftly and often with little notice and are mostly outside the control of the Group, and the risk that any Group member, or individuals holding positions within the Group as well as its counterparties, may be affected by future sanctions designations cannot be excluded. Current and future risks to the Group include, among others, the risk of reduced or blocked access to capital markets and ability to obtain financing on commercially reasonable terms (or at all), the risk of restrictions on the import of certain equipment and software, as well as the risk deviations of the conversion rate of Russian ruble against other currencies. In addition, Central Bank’s of Russia increase of its key rate to 20% on February 28, 2022, impacted floating-rate credit facilities and consequently increased the Group’s finance costs. Further in 2022, the Central Bank of Russia has gradually decreased its key rate to 7.5% as of December 31, 2022.

Furthermore, the CBR has prohibited Russian companies from making any payments, including dividends, on securities of Russian companies to non-Russian residents, with the result that any non-Russian resident holders of our ADSs were ineligible to receive such dividends. In May 2022, the Decree of the President of Russian Federation No. 254 set temporary procedures for making dividend payments on securities of Russian companies to non-Russian residents, which includes making payments in Russian rubles through special accounts.

In April 2022, Russian Federal Law No. 114-FZ, requiring Russian companies to terminate their depositary receipt programs, came into force. In May, the Russian Government Commission on Monitoring Foreign Investment (“the Commission”) approved the Company’s request to maintain its American Depositary Receipts (ADR) program. The Commission’s decision provided for the continuation of circulation of MTS ADRs until July 12, 2022 (inclusive). Following the Commission’s decision and requirements of the law the Group initiated the termination process of its depository receipt program, starting from July 13th, 2022. MTS’ ADSs were delisted from the NYSE effective August 8, 2022. The existing ADSs could have been converted into MTS’ ordinary shares at the ratio of 1:2. The guaranteed conversion period expired on January 12, 2023 (inclusive).In August 2022, the Group initiated ADSs automatic conversion into ordinary shares. If holders of depositary receipts held with foreign brokers and/or custodians were restricted by foreign brokers and/or custodians from the conversion of receipts and allotment of shares due to sanctions, holders of receipts could have their shares converted through a forced conversion mechanism. The deadline for submitting forced conversion applications expired on November 11, 2022.

Management remains focused on ensuring operational continuity and providing uninterrupted connectivity and other services for customers. In making its going concern assessment, management considered principal risks and existing uncertainties, the Group’s liquidity position (Note 28), including the Group’s borrowings and available credit facilities, its expectations on compliance with covenants, capital expenditure commitments and other factors.

Compliance monitorship – In March 2019, the Group reached a resolution with the United States Securities and Exchange Commission (“SEC”) and the United States Department of Justice (“DOJ”) relating to the previously disclosed investigation concerning the Group’s former subsidiary in Uzbekistan, consented to the entry of an administrative cease-and-desist order (the “Order”) by the SEC and entered a deferred prosecution agreement (“DPA”). Under the DPA and the Order in September 2019 the Group appointed an independent compliance monitor for, inter alia, review, testing and perfecting MTS’ anti-corruption compliance code, policies, and procedures.

As of December 31, 2022 the Group has not received notice from the SEC, the DOJ or the monitor of any breach of the terms of the DPA or the Order.In 2021 given a variety of factors, including the COVID-19 pandemic, the Group has agreed to a one-year extension of the DPA and the monitorship with the DOJ and the SEC to (i) provide the Group with adequate time to implement necessary enhancements to certain critical components of the Group’s anti-corruption compliance and ethics program and (ii) allow the monitor sufficient time to be able to complete its review of the remedial efforts, including the Group’s implementation of the monitor’s recommendations and an assessment of the sustainability of the Group’s remedial actions. The term of the monitorship will continue until September 2023.

In connection with compliance monitorship, certain transactions were identified relating to the Group’s subsidiary in Armenia, and such transactions were disclosed to the DOJ and SEC. The DOJ and SEC have requested information regarding the transactions and the Group has initiated an investigation into the matter. It’s currently impossible to predict the timing or outcome of the investigation.

In December 2020, the Group received a request for information from the DOJ concerning certain historical transactions with a supplier of telecommunication and information technology. Currently, the Group is cooperating to provide information to the DOJ and the SEC responsive to the request.

Class action complaint - In March 2019, a proposed class action complaint on behalf of Shayan Salim and all other persons similarly situated was filed in the United States District Court for the Eastern District of New York against MTS PJSC and certain of its managers. On March 1, 2021, US District Judge of Eastern District Court of New York granted MTS’s motion to dismiss with prejudice and dismissed the complaint in full. The plaintiff filed an appeal of the dismissal by the Eastern District Court of New York. On March 31, 2022, United States Court of Appeals for the Second Circuit affirmed the dismissal by the Eastern District Court of New York and concluded the plaintiff’s claims are without merit.